Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defiance Quantum ETF | Defiance Quantum ETF Class
Prospectus [Line Items]
Annual Return [Percent]	36.35%	50.69%	39.60%	(28.56%)	35.27%	42.01%	48.20%
Defiance Connective Technologies ETF | Defiance Connective Technologies ETF Class
Prospectus [Line Items]
Annual Return [Percent]	34.76%	34.10%	21.88%	(27.20%)	25.63%	29.77%